UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22080
                                                    -----------

                    First Trust Active Dividend Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                   Date of reporting period: August 31, 2012
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2012 (UNAUDITED)


    SHARES                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - 88.1%

                 AEROSPACE & DEFENSE - 3.1%
         14,000  Lockheed Martin Corp. ..............................................      $    1,275,960
         18,000  Raytheon Co. .......................................................           1,017,360
                                                                                           --------------
                                                                                                2,293,320
                                                                                           --------------
                 BEVERAGES - 2.5%
         20,000  Coca-Cola (The) Co. ................................................             748,000
         15,000  PepsiCo, Inc. ......................................................           1,086,450
                                                                                           --------------
                                                                                                1,834,450
                                                                                           --------------
                 COMMERCIAL BANKS - 1.0%
         23,000  BB&T Corp. .........................................................             725,420
                                                                                           --------------
                 COMMUNICATIONS EQUIPMENT - 2.5%
         30,000  QUALCOMM, Inc. .....................................................           1,843,800
                                                                                           --------------
                 COMPUTERS & PERIPHERALS - 3.2%
          2,500  Apple, Inc. ........................................................           1,663,100
          5,000  Hewlett-Packard Co. ................................................              84,400
         20,000  Seagate Technology PLC .............................................             640,200
                                                                                           --------------
                                                                                                2,387,700
                                                                                           --------------
                 DIVERSIFIED CONSUMER SERVICES - 0.3%
          5,000  Coinstar, Inc. (a)..................................................             255,600
                                                                                           --------------
                 DIVERSIFIED TELECOMMUNICATION SERVICES - 11.9%
         42,000  AT&T, Inc. .........................................................           1,538,880
         25,000  BCE, Inc. ..........................................................           1,112,250
         20,000  Centurylink, Inc. ..................................................             845,200
         10,000  Chunghwa Telecom Co., Ltd., ADR ....................................             300,400
         42,000  KT Corp., ADR ......................................................             634,620
        210,000  Telecom Corp. of New Zealand Ltd., ADR .............................           2,053,800
         22,000  Telekomunikasi Indonesia Persero Tbk PT, ADR .......................             849,200
         35,000  Verizon Communications, Inc. .......................................           1,502,900
                                                                                           --------------
                                                                                                8,837,250
                                                                                           --------------
                 ELECTRIC UTILITIES - 6.9%
         40,000  Cia Energetica de Minas Gerais, ADR ................................             680,000
         11,000  Duke Energy Corp. ..................................................             712,580
          7,000  Edison International ...............................................             306,530
          5,000  Entergy Corp. ......................................................             340,400
         20,000  Exelon Corp. .......................................................             729,400
         15,000  FirstEnergy Corp. ..................................................             655,500
         14,000  NextEra Energy, Inc. ...............................................             942,340
         25,500  PPL Corp. ..........................................................             747,915
                                                                                           --------------
                                                                                                5,114,665
                                                                                           --------------
                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.8%
         50,000  Molex, Inc. ........................................................           1,327,500
                                                                                           --------------
                 FOOD & STAPLES RETAILING - 0.6%
          6,000  PriceSmart, Inc. ...................................................             438,840
                                                                                           --------------

                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 FOOD PRODUCTS - 1.4%
         25,000  Kraft Foods, Inc., Class A .........................................      $    1,038,250
                                                                                           --------------
                 HOTELS, RESTAURANTS & LEISURE - 2.2%
         45,000  Arcos Dorados Holdings, Inc. .......................................             594,450
         12,000  McDonald's Corp. ...................................................           1,073,880
                                                                                           --------------
                                                                                                1,668,330
                                                                                           --------------
                 INDUSTRIAL CONGLOMERATES - 1.0%
         35,000  General Electric Co. ...............................................             724,850
                                                                                           --------------
                 INSURANCE - 5.1%
         10,000  American International Group, Inc. (a)..............................             343,300
         18,000  Lincoln National Corp. .............................................             417,960
         35,000  MetLife, Inc. ......................................................           1,194,550
         21,000  Prudential Financial, Inc. .........................................           1,144,710
         30,000  Sun Life Financial, Inc. ...........................................             700,800
                                                                                           --------------
                                                                                                3,801,320
                                                                                           --------------
                 INTERNET & CATALOG RETAIL - 1.7%
          5,000  Amazon.com, Inc. (a)................................................           1,241,150
                                                                                           --------------
                 INTERNET SOFTWARE & SERVICES - 0.5%
         10,000  AOL, Inc. ..........................................................             336,700
                                                                                           --------------
                 IT SERVICES - 0.9%
          7,500  CACI International, Inc. (a)........................................             400,425
          2,000  Visa, Inc. .........................................................             256,500
                                                                                           --------------
                                                                                                  656,925
                                                                                           --------------
                 MACHINERY - 2.6%
          8,000  Cummins, Inc. ......................................................             776,880
         20,000  Dover Corp. ........................................................           1,156,200
                                                                                           --------------
                                                                                                1,933,080
                                                                                           --------------
                 MEDIA - 1.0%
         20,000  Sinclair Broadcast Group, Inc. .....................................             231,200
         10,000  Walt Disney (The) Co. ..............................................             494,700
                                                                                           --------------
                                                                                                  725,900
                                                                                           --------------
                 METALS & MINING - 0.5%
         10,000  Cliffs Natural Resources, Inc. .....................................             358,400
                                                                                           --------------
                 MULTI-UTILITIES - 1.8%
          6,000  DTE Energy Co. .....................................................             350,400
         16,000  National Grid PLC, ADR .............................................             871,520
          2,500  Public Service Enterprise Group, Inc. ..............................              79,150
                                                                                           --------------
                                                                                                1,301,070
                                                                                           --------------
                 MULTILINE RETAIL - 1.2%
         16,000  Nordstrom, Inc. ....................................................             925,280
                                                                                           --------------
                 OIL, GAS & CONSUMABLE FUELS - 7.3%
         14,000  ConocoPhillips .....................................................             795,060


Page 2          See Notes to Quarterly Portfolio of Investments



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)

    SHARES                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
         10,000  Devon Energy Corp. .................................................      $      578,300
         60,000  Encana Corp. .......................................................           1,332,000
         13,000  Range Resources Corp. ..............................................             847,470
         30,000  Southwestern Energy Co. (a).........................................             933,900
         20,000  TransCanada Corp. ..................................................             901,400
                                                                                           --------------
                                                                                                5,388,130
                                                                                           --------------
                 PERSONAL PRODUCTS - 1.7%
         80,000  Avon Products, Inc. ................................................           1,236,000
                                                                                           --------------
                 PHARMACEUTICALS - 5.6%
         13,000  Abbott Laboratories ................................................             852,020
         18,000  AstraZeneca PLC, ADR ...............................................             842,220
          3,000  Johnson & Johnson ..................................................             202,290
         18,000  Merck & Co., Inc. ..................................................             774,900
         61,000  Pfizer, Inc. .......................................................           1,455,460
                                                                                           --------------
                                                                                                4,126,890
                                                                                           --------------
                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
         43,000  Annaly Capital Management, Inc. ....................................             744,330
          6,000  Medical Properties Trust, Inc. .....................................              61,860
                                                                                           --------------
                                                                                                  806,190
                                                                                           --------------
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
         30,000  Intel Corp. ........................................................             744,900
         10,000  Marvell Technology Group, Ltd. .....................................             101,800
          5,000  Maxim Integrated Products, Inc. ....................................             135,700
         45,000  Skyworks Solutions, Inc. (a)........................................           1,370,700
        120,000  STMicroelectronics NV ..............................................             712,800
         20,000  Texas Instruments, Inc. ............................................             580,800
                                                                                           --------------
                                                                                                3,646,700
                                                                                           --------------
                 SPECIALTY RETAIL - 1.3%
         50,000  Chico's FAS, Inc. ..................................................             947,000
                                                                                           --------------
                 TEXTILES, APPAREL & LUXURY GOODS - 1.0%
          8,000  NIKE, Inc., Class B ................................................             778,880
                                                                                           --------------
                 TOBACCO - 6.8%
         25,000  Altria Group, Inc. .................................................             849,000
         10,000  Lorillard, Inc. ....................................................           1,255,100
         12,500  Philip Morris International, Inc. ..................................           1,116,250
         40,000  Reynolds American, Inc. ............................................           1,844,000
                                                                                           --------------
                                                                                                5,064,350
                                                                                           --------------
                 WIRELESS TELECOMMUNICATION SERVICES - 4.7%
         15,000  Philippine Long Distance Telephone Co., ADR ........................             964,500
        135,000  SK Telecom Co., Ltd., ADR ..........................................           1,935,900


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)

 SHARES/UNITS                                DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 WIRELESS TELECOMMUNICATION SERVICES - (CONTINUED)
         20,000  Vodafone Group PLC, ADR ............................................      $      578,400
                                                                                           --------------
                                                                                                3,478,800
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          65,242,740
                 (Cost $63,707,170)                                                        --------------

MASTER LIMITED PARTNERSHIPS - 8.2%

                 ENERGY EQUIPMENT & SERVICES - 0.3%
         12,000  Exterran Partners, L.P. ............................................             255,600
                                                                                           --------------
                 OIL, GAS & CONSUMABLE FUELS - 7.9%
         20,000  Boardwalk Pipeline Partners, L.P. ..................................             540,600
         18,000  Copano Energy, LLC .................................................             552,420
         20,000  Crestwood Midstream Partners, L.P. .................................             492,000
         20,000  Energy Transfer Partners, L.P. .....................................             854,400
          7,000  Enterprise Products Partners, L.P. .................................             373,800
          9,000  Kinder Morgan Energy Partners, L.P. ................................             744,930
         32,000  Linn Energy LLC ....................................................           1,272,320
         30,000  QR Energy L.P. .....................................................             536,100
         10,000  Western Gas Partners, L.P. .........................................             477,500
                                                                                           --------------
                                                                                                5,844,070
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................           6,099,670
                 (Cost $5,859,320)                                                         --------------

INVESTMENT COMPANIES - 1.3%

                 CAPITAL MARKETS - 1.3%
         14,000  ProShares UltraShort QQQ (a)........................................             395,640
         40,000  ProShares UltraShort S&P500 (a).....................................             576,400
                                                                                           --------------
                 TOTAL INVESTMENT COMPANIES .........................................             972,040
                 (Cost $993,661)                                                           --------------

                 TOTAL INVESTMENTS - 97.6% ..........................................          72,314,450
                 (Cost $70,560,151) (b)                                                    --------------

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
CALL OPTIONS WRITTEN - (0.1%)
                 S&P 500 Index Calls
             35  @ 1450 due September 12 ............................................              (9,975)
             35  @ 1425 due September 12 ............................................             (33,250)
             35  @ 1475 due October 12 ..............................................             (18,725)
             35  @ 1450 due October 12 ..............................................             (38,150)
                                                                                           --------------
                 TOTAL CALL OPTIONS WRITTEN .........................................            (100,100)
                 (Premiums received $132,576)                                              --------------


Page 4          See Notes to Quarterly Portfolio of Investments



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
AUGUST 31, 2012 (UNAUDITED)

                                             DESCRIPTION                                       VALUE
                 --------------------------------------------------------------------      --------------
                 NET OTHER ASSETS AND LIABILITIES - 2.5% ............................           1,844,442
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $   74,058,792
                                                                                           ==============

---------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,968,442 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,214,143.

ADR   American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2012 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   8/31/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    65,242,740  $  65,242,740  $            --  $           --
Master Limited Partnerships*..................        6,099,670      6,099,670               --              --
Investment Companies*.........................          972,040        972,040               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    72,314,450  $  72,314,450  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   8/31/2012        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $      (100,100) $    (100,100) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

There were no transfers between levels at August 31, 2012.



                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2012 (UNAUDITED)

                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund s investments are valued daily in accordance with valuation procedures adopted by the Fund s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the 1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, Master Limited Partnerships ("MLPs") and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund s securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund s Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund s securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund s NAV, First Trust will use a fair value method to value the Fund s securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund s Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer s financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2012 (UNAUDITED)

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

        o Quoted prices for similar investments in active markets.

        o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

        o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

        o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2012, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

On June 11, 2012 the Fund's Board of Trustees approved the addition of an option overlay strategy to the Fund's equity dividend value strategy. The Fund's primary investment objective of a high level of current income, combined with its secondary objective of capital appreciation, remains the same. The goal of the option overlay strategy is to generate additional income from option premiums in an attempt to enhance the distributions payable to shareholders and reduce overall portfolio volatility. The Fund generally will write call options on stock indices and single stocks "at-the-money" or "out-of-the-money" on up to 50% of the Fund's portfolio value. The Option Strategy will be managed by the Alternatives Group at First Trust, the investment advisor to the Fund. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2012 (UNAUDITED)

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from a Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments.

                               2. OPTION ACTIVITY

Written option activity for the Fund for the period ended August 31, 2012 was as follows:


                                                    Number
                                                      of
Written Options                                    Contracts       Premiums
------------------------------------------------------------------------------
Options outstanding at November 30, 2011......           0         $       0
Options Written...............................         140           132,576
Options Expired...............................           0                 0
Options Exercised.............................           0                 0
Options Closed................................           0                 0
                                                   -------         ---------
Options outstanding at August 31, 2012........         140         $ 132,576
                                                   =======         =========

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               First Trust Active Dividend Income Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark R. Bradley
                          ------------------------------------------------------
                          Mark R. Bradley
                          President and Chief Executive Officer
                          (principal executive officer)

Date  October 23, 2012
     ---------------------------

By (Signature and Title)* /s/ James M. Dykas
                          ------------------------------------------------------
                          James M. Dykas
                          Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 23, 2012
     ---------------------------


*Print the name and title of each signing officer under his or her signature.